Prepayments, Deposits and Other Receivables, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 142,722	$ 91,707
Provision	555,853	51,763
Exchange adjustment	23,853	(748)
Ending balance	$ 722,428	$ 142,722